UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Steven M. Felsenstein, Esq.
                                        Greenberg Traurig, LLP
                                        2001 Market Street
                                        Two Commerce Square, Suite 2700
                                        Philadelphia, Pennsylvania 19103


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                September 30

Date of reporting period:               September 30


Item #1.  Reports to Stockholders.

                           Chase Mid-Cap Growth Fund

                                                              November 15, 2004

Dear Fellow Shareholders:

[PHOTO]




      As I write this annual review, 93 shareholders have $10.5 million invested in our Chase Mid-Cap Growth Fund (NASDAQ: CHAMX), up from $5.5 million last year. We appreciate the trust you have placed in our management and I wish to extend a special welcome to the new shareholders since my May 6th letter.

      For the six months ended September 30, 2004 our fund had a before and after tax total return of +1.41% compared with -0.18% for the Standard & Poor's 500 Composite Stock Price Index, -1.15% for the S&P MidCap 400 Index, and -3.56% for the Lipper Mid-Cap Growth Funds Index. For the year ended September 30, 2004 the Chase Mid-Cap Growth Fund had a before and after tax total return of +18.87% compared with +13.87% for the Standard & Poor's 500 Composite Stock Price Index, +17.55% for the S&P MidCap 400 Index, and +11.22% for the Lipper Mid-Cap Growth Funds Index.

      Since the beginning of our CHAMX management on September 1, 2002, the fund's +10.44% annualized total return through September 30th compared with the S&P 500, the S&P MidCap 400 Index and the Lipper Indexes mentioned above which had annualized total returns of +11.86%, +16.37% and +14.80%, respectively. During our first twelve months performance lagged when most of the recovery was led by a sharp rebound in technology and other low quality severely depressed stocks many of which had little or no earnings. We generally cannot buy such stocks since they don't qualify under our process which seeks high quality, reasonably priced equities. The November 1st issue of The Wall Street Journal included our Mid-Cap Growth Fund in their Category Kings Review where it was ranked 5th out of 511 for year-to-date through 10/28/04 in its category. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

      On September 30th our fund was 96% invested in 40 stocks, which on average were rated B++ quality by Value Line. They ranged in market capitalization from $22.2 billion (Countrywide Financial) to $691 million (Meridian Resources) for a weighted average of capitalization of $5.9 billion. For the six months ended September 30th, our five best performing stocks were Meridian Resource Corp. +44.81%, Cognizant Technology Solutions +35.12%, Harman Intl. Inds., Inc. +32.27%, Urban Outfitters, Inc. +31.08%, and XTO Energy, Inc. +28.75%.

      Our investment process combines fundamental, quantitative, and technical research. We seek good quality companies that are leaders in their industries and enjoy above average, sustainable earnings growth with strong balance sheets to support that growth. The Chase Mid-Cap Growth Fund (CHAMX) portfolio includes a diversified group of companies that we believe represent relatively outstanding investment opportunities. In the accompanying charts, we compare the characteristics of our fund's stocks to the Russell MidCap Growth Index. We place considerable emphasis on PEG ratios which measure a stock's P/E ratio relative to its estimated earnings growth rate. CHAMX stocks have enjoyed more consistent and substantially higher five-year average annual earnings per share growth rates of 31% vs. 19% for the Russell MidCap Growth Index. They are more profitable with a Return on Equity of 22% vs. 20%, and have stronger balance sheets with Debt to Total Capital of only 22% vs. 37%. Even with earnings growth rates over sixty percent greater they sell at almost the same price/earnings multiple as the Russell MidCap Growth Index (19.9X vs. 19.1X) based on 2005 estimated earnings. Relative to their earnings growth and earnings reinvestment rates "Chase" stocks offer substantially better value. Our stocks are selling at only 0.65 times their five-year historical growth rates compared to 1.23 times for the Russell MidCap Growth Index and 1.00 times their projected reinvestment rates compared to 1.11 times for the Russell MidCap Growth Index.

      Equity valuations are historically high. On September 30th, Ned Davis Research estimated total common stock market capitalization of 5,000 U.S. Stocks stood at 114.6% of nominal GDP. While that is down 34% from its 3/31/2000 mania peak of 174%, it is still very high compared to ratios of 86.5% and 79.4% at the 1929 and 1973 peaks. We strive to maintain an effective balance between capital appreciation and capital preservation.

      May through October is generally the worst six months of the year for equity prices. This year most major indexes, including the S&P 500 and the Russell 1000(R) Growth, declined below their 200 day moving averages, but have now risen back above them. Since our Presidential election, Lowry's Reports, Inc.'s unweighted index of the NYSE stocks rose to a new all time high (especially reflecting strength in small and mid-cap stocks) as did Lowry's Operating-Companies-Only Advance-Decline line. Since that advance-decline line usually peaks 4 to 6 months before major market tops, it implies extension of the cyclical bull market to at least March-April 2005. By early November Lowry's Selling Pressure Index, which usually rises for several months before a major market top, was at a 15 year low while their Buying Power Index was at a 15 month high. Both reflect positive implications for the months ahead. Moreover, as Merrill Lynch's Market Analysis recently pointed out, during the last 25 years November and December have ranked second and first, respectively, among the 12 months of the year in terms of subsequent three month returns.

      However, with poor equity valuations, excessive household debt, huge federal deficits, record trade imbalances, decelerating corporate profit growth (the third and fourth quarters don't have the benefit of last year's tax cuts, rebates, and refis; instead a drag from much higher oil prices), not to mention geopolitical uncertainties, market risks are high. We are aware from the decennial cycle studies of our former director, Tony Gaubis, that since 1900 stock prices in the fifth year of the decade have never declined. The fifth years of each decade have had by far the largest total cumulative gain of any years. However, most fifth years didn't start with the market this fully priced nor did most of those years fall on the year after a Presidential election which often involves a weak market. Despite the decennial cycle pattern, we will be watching for further signs of a serious new market decline. We believe our investment approach which combines fundamental analysis with the technical and quantitative research from nine organizations to help us select good quality growth stocks at reasonable prices should enable us to make better and more timely decisions and will continue to result in good performance over the longer term.

      Chase Investment Counsel Corp. now manages over $21/2 billion for clients in 32 states. The Chase Mid-Cap Growth Fund (CHAMX) is managed by the same investment team and senior portfolio managers, David Scott, Brian Lazorishak, and myself that manage our large separate accounts. As a moderate size firm, we have much more flexibility in buying and selling large and especially mid-cap stocks without a significant market impact. We remain tax sensitive and expect little or no taxable capital gains distributions this year. The fund has carry forward capital losses from last year and expects to offset most if not all capital gains that are established this year.

      To discourage even legal short term trading, which disrupts portfolio management and increases expenses for long-term investors, we impose a 2% fee on sales of shares held less than 60 days. Such fees remain in the fund for the benefit of all shareholders. Our expense ratio remains capped at 1.48%, we have waived front-end commissions through 2005 and there are no annual 12-b-1 fees.

      As one of the largest individual shareholders I assure you that we will be working very hard to find, analyze and invest in relatively attractive, good quality stocks. The officers and employees of Chase Investment Counsel Corporation appreciate your confidence and we look forward to a long investment relationship together. Listed below are the 10 largest holdings as of September 30, 2004.

                                TOP 10 HOLDINGS

        1. Urban Outfitters Inc.       6. Cognizant Technology Solutions
        2. Coach Inc.                  7. XTO Energy Inc.
        3. Oshkosh Truck Corp.         8. Energen Corp.
        4. Suncor Energy Inc.          9. Waters Corp.
        5. Coventry Health Care, Inc. 10. Meridian Resource Corp.

                                    Derwood S. Chase, Jr., President
                                    Chase Investment Counsel Corporation

      Performance Figures of the fund and indexes referenced represent past performance and are not indicative of future performance of the fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indexes do not incur expenses and are not available for investment.

Chase Mid Cap Growth Fund
Supplemental Information

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                    Beginning Account   Ending Account   Expenses Paid During
                          Value             Value                Year*
                      April 1, 2004   September 30, 2004 April 1, 2004 through
                                                          September 30, 2004
  ----------------------------------------------------------------------------
  Actual                 $1,000           $1,014.07              $7.45
  ----------------------------------------------------------------------------
  Hypothetical           $1,000           $1,017.60              $7.47
  (5% return before
  expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                   [BAR CHART]

                           Chase Mid cap Growth Fund
                     Portfolio as Percentage of Net Assets
                                 as of 9/30/04

                                                           Percentage
                                                               of
           Industry Segments                               Net Assets
           -----------------                               ----------
           Beverage .......................................  2.52%
           Business Services ..............................  2.48%
           Computer Software ..............................  3.22%
           Defense ........................................  3.04%
           Drugs - Generic ................................  2.74%
           Drugs - Proprietary ............................  1.21%
           Electrical .....................................  3.20%
           Electronics ....................................  2.51%
           Energy/Oil/Gas/Coal ............................  8.86%
           Energy/Oil&Gas/Expl ............................  7.06%
           Finance/Banks ..................................  6.03%
           Finance Services - .............................  2.20%
           Fin Svcs - .....................................  2.85%
           Gaming & Lodging ...............................  3.03%
           Health Care Benefits ...........................  3.64%
           Household Products .............................  1.71%
           Leisure Time ...................................  2.66%
           Machinery ......................................  6.79%
           Medical Products ...............................  5.03%
           Medical ........................................  1.94%
           Personal Care ..................................  2.67%
           Retail - Apparel ...............................  5.74%
           Retail - Specialty .............................  7.96%
           Trucking .......................................  1.48%
           Utilities ......................................  3.20%
           Other assets, net ..............................  4.19%
           Miscellaneous ..................................  2.03%

        COMPARISON OF $10,000 INVESTMENT IN CHASE MID-CAP GROWTH FUND VS.
                   RUSSELL MID-CAP GROWTH INDEX FROM 9/1/02*

                                    [CHART]

                Chase Mid-Cap         Russell Mid-Cap
                 Growth Fund           Growth Index
                -------------         ---------------
09/01/02          $10,000                 $10,000
09/30/02            9,779                   9,205
09/30/03           10,346                  12,786
09/30/04           12,298                  14,534

            Past performance is not predictive of future performance.



                   Total Return For Year Ended September 30, 2004**

                                                                      Total annualized
                                            Total return --           return -- since
                                               one year              inception 9/01/02*

                   Class A                      18.87%                     10.43%

                   * On September 1, 2002, Chase Investment Counsel Corporation became the
                     Investment Advisor to the Fund and the Fund's investment strategy changed.
                     Previous periods during which the Fund was advised by other invesment advisors are not shown in the graph or reflected in the return calculation.

                   ** The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

                   Past performance is not predictive of future performance.

     The Russell Midcap Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                           CHASE MID-CAP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              September 30, 2004

         Number                                              Market
         of Shares Security Description                      Value
         --------- --------------------                    -----------

                   COMMON STOCKS:                   95.82%

                   BEVERAGE:                         2.52%
           5,400   Constellation Brands*                   $   205,524
                                                           -----------

                   BUSINESS SERVICES:                2.48%
           3,900   Expeditors International                    201,630
                                                           -----------

                   COMPUTER SOFTWARE & SERVICES:     3.22%
           8,600   Cognizant Technology Solutions*             262,386
                                                           -----------

                   DEFENSE:                          3.05%
           3,700   L3 Communications                           247,900
                                                           -----------

                   DRUGS--GENERIC:                   2.74%
           8,600   Teva Pharmaceutical Inds Ltd ADR            223,170
                                                           -----------

                   DRUGS--PROPRIETARY:               1.21%
           6,300   Axcan Pharmaceutical Inc.*                   98,217
                                                           -----------

                   ELECTRICAL INSTRUMENTS:           3.20%
           5,900   Waters Corp*                                260,190
                                                           -----------

                   ELECTRONICS:                      2.51%
           1,900   Harman International                        204,725
                                                           -----------

                   ENERGY/OIL/GAS/COAL:              8.86%
           2,500   EOG Resources Inc                           164,625
          29,330   Meridian Resource Corp.*                    258,984
           9,310   Suncor Energy Inc.                          298,013
                                                           -----------
                                                               721,622
                                                           -----------

                   ENERGY/OIL & GAS EXPL & PROD:     7.06%
           5,100   Chesapeake Energy                            80,733
           1,900   Newfield Exploration*                       116,356
           3,900   Patina Oil and Gas                          115,323
           8,075   XTO Energy Inc.                             262,276
                                                           -----------
                                                               574,688
                                                           -----------

         Number                                              Market
         of Shares Security Description                      Value
         --------- --------------------                    -----------

                   FINANCE/BANKS:                    6.03%
           1,800   City National Corp                      $   116,910
           6,600   East West Bancorp Inc                       221,694
           1,370   Golden West Financial Corp.                 152,001
                                                           -----------
                                                               490,605
                                                           -----------

                   FINANCE SERVICES--MORTGAGE
                   RELATED:                          2.20%
           4,548   Countrywide Financial Corp.                 179,146
                                                           -----------

                   FIN SVCS--DIVERSIFIED:            2.85%
           5,150   Investors Financial Services Corp           232,419
                                                           -----------

                   GAMING AND LODGING:               3.03%
           3,500   International Game Technology               125,825
           3,000   Penn National*                              121,200
                                                           -----------
                                                               247,025
                                                           -----------

                   HEALTH CARE BENEFITS:             3.64%
           5,550   Coventry Health Care Inc*                   296,204
                                                           -----------

                   HOUSEHOLD PRODUCTS:               1.71%
           4,950   Church & Dwight                             138,897
                                                           -----------

                   LEISURE TIME:                     2.66%
           8,100   SCP Pool Corp                               216,594
                                                           -----------

                   MACHINERY:                        6.79%
           7,550   Graco Inc.                                  252,925
           5,250   Oshkosh Truck Corp                          299,565
                                                           -----------
                                                               552,490
                                                           -----------

                   MEDICAL PRODUCTS:                 5.03%
           2,400   Cooper Companies                            164,520
           3,100   Zimmer Holdings Inc*                        245,024
                                                           -----------
                                                               409,544
                                                           -----------

                   MEDICAL SYSTEMS/EQUIPMENT:        1.94%
           4,580   Varian Medical Systems Inc*                 158,331
                                                           -----------

            Number                                         Market
            of Shares Security Description                 Value
            --------- --------------------               ----------

                      PERSONAL CARE:               2.67%
              5,000   Alberto Culver                     $  217,400
                                                         ----------

                      RETAIL--APPAREL:             5.74%
              5,100   Aeropastle Inc.*                      133,620
              9,700   Urban Outfitters Inc.*                333,680
                                                         ----------
                                                            467,300
                                                         ----------

                      RETAIL--SPECIALTY:           7.96%
              7,550   Coach Inc.*                           320,271
              5,300   Dick's Sporting Goods Inc*            188,786
              4,650   Staples Inc                           138,663
                                                         ----------
                                                            647,720
                                                         ----------

                      TRUCKING:                    1.48%
              6,550   Heartland Express                     120,847
                                                         ----------

                      UTILITIES ELECT/GAS:         3.20%
              5,050   Energen Corp.                         260,328
                                                         ----------

                      MISCELLANEOUS:               2.03%
              2,000   TeeKay Shipping Corp                   86,180
              1,600   Overseas Shipholding                   79,424
                                                         ----------
                                                            165,604
                                                         ----------

                      TOTAL INVESTMENTS:
                      (Cost: $6,693,985)**        95.81%  7,800,506
                      Other assets, net            4.19%    341,117
                                                 ------  ----------

                      NET ASSETS                 100.00% $8,141,623
                                                 ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $6,693,985 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,223,704
                   Gross unrealized depreciation   (117,183)
                                                 ----------
                   Net unrealized appreciation   $1,106,521
                                                 ==========

See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $6,693,985 (Notes 1 & 3))                 $7,800,506
 Cash                                                                                  321,581

 Receivables:
   Dividend receivable                                                      $   720
   Capital stock sold                                                        10,200
   Due from investment advisor (Note 2)                                      10,836
                                                                            -------
                                                                                        21,756
 Prepaid expenses                                                                        2,788
                                                                                    ----------
     TOTAL ASSETS                                                                    8,146,631
                                                                                    ----------

LIABILITIES
 Accrued custody expenses                                                                4,582
 Accrued administrative fees                                                               426
                                                                                    ----------
                                                                                         5,008
                                                                                    ----------

NET ASSETS                                                                          $8,141,623
                                                                                    ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($8,141,623 / 332,199 shares outstanding) (Note 2)                               $    24.51
                                                                                    ==========
 At September 30, 2004 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                    $6,942,053
 Accumulated net realized gain on investments                                           93,049
 Net unrealized appreciation of investments                                          1,106,521
                                                                                    ----------
 Net Assets                                                                         $8,141,623
                                                                                    ==========

See Notes to Financial Statements

CHASE MID CAP GROWTH FUND
STATEMENT OF OPERATIONS

Year Ended September 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividend                                                                     $25,635
 Interest                                                                       4,328
                                                                              -------
   Total income                                                                       $   29,963
                                                                                      ----------

EXPENSES
 Investment advisory fees (Note 2)                                             67,840
 Accounting fees (Note 2)                                                      17,950
 Custody fees (Note 3)                                                         11,147
 Recordkeeping and administrative services (Note 2)                            15,000
 Registration fees                                                              3,144
 Transfer agent fees (Note 2)                                                  20,160
 Shareholder servicing and reports (Note 2)                                    33,898
 Legal and audit fees                                                          18,490
 Directors' fees                                                               11,550
 Miscellaneous                                                                  5,551
                                                                              -------
   Total expenses                                                                        204,730
 Management fee and distribution fee waivers and reimbursed expenses (Note 2)           (104,327)
                                                                                      ----------
 Net expenses                                                                            100,403
                                                                                      ----------
 Net investment loss                                                                     (70,440)
                                                                                      ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                        206,224
 Net increase in unrealized appreciation on investments                                  867,208
                                                                                      ----------
 Net gain on investments                                                               1,073,432
                                                                                      ----------
 Net increase in net assets resulting from operations                                 $1,002,992
                                                                                      ==========

See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                      September 30, 2004 September 30, 2003
                                                      ------------------ ------------------
OPERATIONS
 Net investment loss                                      $  (70,440)        $  (13,861)
 Net realized gain (loss) on investments                     206,224           (113,175)
 Change in unrealized appreciation of investments            867,208            251,083
                                                          ----------         ----------
 Net increase in net assets resulting from operations      1,002,992            124,047

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital
   share transactions*                                     3,470,599          3,016,914
                                                          ----------         ----------
 Net increase in net assets                                4,473,591          3,140,961
 Net assets at beginning of year                           3,668,032            527,071
                                                          ----------         ----------

NET ASSETS at the end of the year                         $8,141,623         $3,668,032
                                                          ==========         ==========

* A summary of capital share transactions follows:

                                Year ended           Year ended
                            September 30, 2004   September 30, 2003
                           -------------------  -------------------
                            Shares     Value     Shares     Value
                           -------  ----------  -------  ----------
           Shares sold     167,602  $3,783,102  151,081  $3,021,914
           Shares redeemed (13,284)   (312,503)    (248)     (5,000)
                           -------  ----------  -------  ----------
           Net increase    154,318  $3,470,599  150,833  $3,016,914
                           =======  ==========  =======  ==========

See Notes to Financial Statements

CHASE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      Year ended    Year ended   Period ended  Period ended
                                     September 30, September 30, September 30, November 30,
                                         2004          2003          2002*        2001^
                                     ------------- ------------- ------------- ------------
Per Share Operating Performance
Net asset value, beginning of period    $20.62        $ 19.49       $26.96       $ 20.00
                                        ------        -------       ------       -------
Income from investment operations-
 Net investment loss                     (0.21)         (0.08)       (0.02)        (0.35)
 Net realized and unrealized gain
   (loss) on investments                  4.10           1.21        (0.70)         7.31
                                        ------        -------       ------       -------
 Total from investment operations         3.89           1.13        (0.72)         6.96
                                        ------        -------       ------       -------
Less distributions from net realized
  gains on investments                      --             --        (6.75)           --
                                        ------        -------       ------       -------
Net asset value, end of period          $24.51        $ 20.62       $19.49       $ 26.96
                                        ======        =======       ======       =======
Total Return                             18.87%          5.80%       (3.56%)       34.79%
                                        ======        =======       ======       =======

Ratios/Supplemental Data
 Net assets, end of period (000's)      $8,142        $ 3,668       $  527       $   221
Ratio to average net assets /(A)/
 Expenses, net                            1.48%          1.48%        1.48%**       2.00%**
 Net investment loss                     (1.04%)        (0.88%)      (0.69%)**     (1.25%)**
Portfolio turnover rate                  80.95%        129.00%        0.00%       683.55%

* The Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.
**Annualized
^ Commencement of operation was January 1, 2001.

/(A)/ Expense reimbursements and fee waivers reduced the expense ratio and increased net investment income ratio by 1.54% for the year ended September 30, 2004, 5.79% for the year ended September 30, 2003, 67.15% for the period ended September 30, 2002 and by 16.49% for the period ended November 30, 2001.

See Notes to Financial Statements

CHASE MID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Chase Mid Cap Growth Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in January 2001 as a series of TWF which has allocated to the Fund 50,000,000 of its 850,000,000 shares of $.01 par value common stock. Effective September 5, 2002, the Fund changed its name from the Newby Fund to the Chase Mid-Cap Growth Fund and changed its investment strategy to focus on investments in mid-cap securities.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of common stocks or securities convertible into common stock of U.S. companies that have a mid-size market capitalization ("mid-cap securities"). The adviser considers a mid-cap security to be one that has a market capitalization of between $1 billion and $10 billion.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.
      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2004, the Fund increased undistributed net investment income by $70,440 and decreased paid in capital by $70,440.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Chase Investment Counsel Corporation (CICC), provides investment services for an annual fee of 1% of average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund through September 5, 2005 for expenses in order to limit the operating expenses to no more than 1.48% of average net assets. For the year ended September 30, 2004, CICC waived fees of $67,840 and reimbursed expenses of $19,635. As of September 30, 2004, the Fund was due $10,836 from the Advisor, which was paid in November, 2004.

      CICC will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by CICC is the sum of all fees previously waived or remitted by CICC to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to CICC with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2004 was $178,365, of which $178,365 is recoverable in 2005; $174,241 is recoverable in 2006; and $87,475 is recoverable in 2007.

      The Fund has also adopted a shareholder servicing plan that provides that the Fund will compensate the Distributor with a servicing fee at the rate of ..25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended September 30, 2004, there were $16,852 of servicing fees incurred, which were voluntarily waived by the Distributor.

      First Dominion Capital Corp. (FDCC) acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. There were no underwriting fees received by FDCC in connection with the distribution of the Fund's shares for the year ended September 30, 2004. The Fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all the Fund's shareholders. For this reason, a redemption fee of 2% for Fund share redemptions occurring within 60 days of purchase is assessed. This fee is returned to the Fund to help offset these additional transaction costs and administrative expenses. Fund Shares redeemed subject to a redemption fee will receive a lower redemption value per share. For the year ended September 30, 2004, there were no redemption fees charged for Fund shares redeemed.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $15,000 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $50 million average daily net assets of the Fund; and 0.15% on average daily net assets in excess of $50 million, with a minimum annual fee of $15,000.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $20,160 for its services for the year ended September 30, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Pricing Agent. CFA received $17,950 for its services for the year ended September 30, 2004.

      Certain officers and/or directors of the Fund are also officers and/or directors of CICC, FDCC, CFA, CSS, and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2004 aggregated $8,968,303 and $4,893,961, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      There were no distributions paid during the years ended September 30, 2004 and September 30, 2003, respectively.

      As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                   Accumulated net realized gains $   93,049
                   Unrealized appreciation         1,106,521
                                                  ----------
                                                  $1,199,570
                                                  ==========

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

      A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on October 22, 2004 pursuant to notice duly given to all shareholders of record at the close of business on October 12, 2004. At the Special Meeting, shareholders were asked to approve the Plan of Reorganization of the Fund into a series of the Advisors Series Trust. The number of shares voting for approval of the Plan of Reorganization was 237,490, the number of shares voting against approval of the Plan of Reorganization was 5,353, the number of shares abstaining was 0 and the number of broker non-votes was 0. As a result, effective October 22, 2004, substantially all of the assets and stated liabilities of the Fund were transferred to the Advisors Series Trust as part of the Plan of Reorganization between the World Funds, Inc., on behalf of the Chase Mid Cap Growth Fund Series, and Advisors Series Trust. No gain or loss for federal income tax purposes was recognized on the exchange.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Chase Mid Cap Growth Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Chase Mid Cap Growth Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
November 12, 2004

SUPPLEMENTAL INFORMATION (Unaudited)

The World Funds, Inc.
(the "Company")

Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and    Position(s) Held Number of Principal Occupation(s)                Other
Age                  with Company     Funds in  During the Past 5 Years                Directorships by
                     and Tenure       Company                                          Directors and
                                      Overseen                                         Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
---------------------------------------------------------------------------------------------------------
Interested Directors:
---------------------------------------------------------------------------------------------------------
* John Pasco, III(1) Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel Funds,
8730 Stony Point     Director and               of Commonwealth Shareholder            Inc. - 1 Fund; The
Parkway              Treasurer since            Services, Inc. ("CSS"), the            World Insurance
Suite 205            May, 1997                  Company's Administrator, since         Trust - 1 Fund
Richmond, VA 23235                              1985; President and Director of First
(59)                                            Dominion Capital Corp. ("FDCC"),
                                                the Company's underwriter; Director
                                                and shareholder of Fund Services,
                                                Inc., the Company's Transfer and
                                                Disbursing Agent since 1987;
                                                President and Treasurer of
                                                Commonwealth Capital Management,
                                                Inc. since 1983 which also owns an
                                                interest an interest in the investment
                                                adviser to the Third Millennium
                                                Russia Fund, another fund of the
                                                Company; President of
                                                Commonwealth Capital Management,
                                                LLC, the investment adviser to the
                                                GenomicsFund series of the
                                                Company, since December, 2000;
                                                Shareholder of Commonwealth Fund
                                                Accounting, Inc., which provides
                                                bookkeeping services to the
                                                Company; Chairman, Director and
                                                Treasurer of Vontobel Funds, Inc., a
                                                registered investment company, since
                                                March, 1997; Chairman, Trustee and
                                                Treasurer of The World Insurance
                                                Trust, a registered investment
                                                company, since May, 2002. Mr. Pasco
                                                is also a certified public accountant.
---------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Age                     with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 1 Fund; The
Potomac, MD 20854                                  Division of the Potomac Electric      World Insurance
(64)                                               Power Company since August, 1978;     Trust - 1 Fund;
                                                   Director of Vontobel Funds, Inc., a   Satuit Capital
                                                   registered investment company, since  Management
                                                   March, 1997; a Trustee of The World   Trust - 1 Fund;
                                                   Insurance Trust, a registered         Janus Advisor
                                                   investment company, since May,        Series Trust - 2
                                                   2002; a Trustee of Satuit Capital     Funds
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; a Trustee of Janus Adviser
                                                   Series Trust, a registered investment
                                                   company, since September, 2003.
                                                   Mr. Boyd is also a certified public
                                                   accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 1 Fund; The
Bethesda, MD 20816                                 Management Funds Consulting for       World Insurance
(65)                                               Professionals since 1968; Director of Trust - 1 Fund;
                                                   Vontobel Funds, Inc., a registered    Satuit Capital
                                                   investment company, since March,      Management
                                                   1997; a Trustee of The World          Trust - 1 Fund
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 1 Fund; The
Richmond, VA 23229                                 April, 1971; Director of Vontobel     World Insurance
(57)                                               Funds, Inc., a registered investment  Trust - 1 Fund;
                                                   company, since March, 1997; a         Satuit Capital
                                                   Trustee of The World Insurance        Management
                                                   Trust, a registered investment        Trust - 1 Fund
                                                   company, since May, 2002; and a
                                                   Trustee of Satuit Capital Management
                                                   Trust, a registered investment
                                                   company, since February, 2004.
-----------------------------------------------------------------------------------------------------------

Name, Address and        Position(s) Held Number of Principal Occupation(s)                 Other
Age                      with Company     Funds in  During the Past 5 Years                 Directorships by
                         and Tenure       Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.     Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue       May, 1997                  FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(61)                                                1997; Secretary of The World
                                                    Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002; and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President      N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue        of the Company             Hill Advisors, Inc., a registered
Suite 250                and President of           investment adviser, since August,
Palo Alto, CA 94301-1465 the Sand Hill              2000 and was the Executive Vice
(53)                     Portfolio                  President of Sand Hill Advisors, since
                         Manager Fund               1982.
                         series since
                         May, 1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street    CSI Equity Fund            Management, Inc., a registered
Suite 2525               series and the             investment adviser, since 1978.
San Francisco, CA 94104  CSI Fixed                  Mr. Faust is also a partner in the law
(58)                     Income Fund                firm Taylor & Faust since September,
                         series since               1975.
                         October, 1997.
------------------------------------------------------------------------------------------------------------
* Stephen Goddard        Vice President      N/A    Mr. Goddard has been the President            N/A
Riverfront Plaza         of the Company             and principal shareholder of The
West Tower               and President of           London Company, a registered
901 East Byrd Street     the New Market             investment adviser, since its inception
Suite 1350A              Fund series                and has been the portfolio manager of
Richmond, VA 23219       since March,               the New Market Fund series since its
(43)                     2003                       inception on October 1, 1998.
                                                    Mr. Goddard is also a director and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

Name, Address and     Position(s) Held Number of Principal Occupation(s)                 Other
Age                   with Company     Funds in  During the Past 5 Years                 Directorships by
                      and Tenure       Company                                           Directors and
                                       Overseen                                          Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr. Vice President      N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the    of the Company             Millennium Investment Advisors,
 Americas             and President of           LLC, a registered investment adviser,
32nd Floor            the Third                  since April, 1998; and Chairman of
New York, NY 10036    Millennium                 ROSGAL Insurance since 1993.
(63)                  Russia Fund
                      series since
                      October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan  Vice President      N/A    Chairman of the Board, President              N/A
2608 Goldbug Avenue,  of the Company             and Treasurer of Satuit Capital
Sullivan's Island,    and President of           Management Trust, an open-end
SC 29482              the                        investment management company,
(43)                  GenomicsFund               since December, 2000; Managing
                      series since               Director and Investment Officer of
                      January, 2003              Satuit Capital Management, LLC, a
                                                 registered investment adviser, from
                                                 June, 2000 to Present; Portfolio
                                                 Manager and Senior Equity Analyst
                                                 at Cadence Capital Management from
                                                 1997 to 2000, an institutional asset
                                                 management firm.
---------------------------------------------------------------------------------------------------------
* Russell Platt       Vice President      N/A    Mr. Platt is Chief Executive Officer          N/A
518 17th Street,      of the Company             of Forum Partners, an investment
Suite 1700,           and President of           management firm. Previously he was
Denver, CO 80202      the Dividend               a Managing Director of Security
                      Capital Realty             Capital Research and Management,
                      Income Fund                Inc.'s investment management
                      series since               subsidiary Prior to joining Security
                      December,                  Capital, Mr. Platt served as President-
                      2003.                      International of JER Partners, a real
                                                 estate investment company, and prior
                                                 to that, served from 1982 to 1999 at
                                                 Morgan Stanley,
---------------------------------------------------------------------------------------------------------

(1)Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because:
   (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
* Officer of the Company and also affiliated with on investment advisor to a fund of the Company

Chase Mid Cap Growth Fund
Supplemental Information Continued (unaudited)

A. Proxy Voting Information (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-861-7556 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-888-861-7556 or on the SEC's website at www.sec.gov.

                              Investment Advisor
                     Chase Investment Counsel Corporation
                         300 Preston Avenue, Suite 403
                     Charlottesville, Virginia 22902-5091

                                  Distributor
                           Quasar Distributors, LLC
                           615 East Michigan Street
                              Milwaukee, WI 53202

                                Transfer Agent
                        U.S. Bancorp Fund Services, LLC
                           615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. Bank, N.A.
                          425 Walnut Street M/L 6118
                             Cincinnati, OH 45202

                            Independent Accountants
                            Tait, Weller and Baker
                        1818 Market Street, Suite 2400
                          Philadelphia, PA 19103-3638

                                 Legal Counsel
                    Paul, Hastings, Janofsky & Walker, LLP
                         55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-861-7556.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.


                             CHASE MID-CAP GROWTH
                                     FUND

                      (A series of the World Funds, Inc.)

                               Annual Report to
                                 Shareholders

                              For the Year Ended
                              September 30, 2004

                               -----------------

                     Chase Investment Counsel Corporation
                              300 Preston Avenue
                                   Suite 403
                     Charlottesville, Virginia 22902-5091

                             Advisor: 434-293-9104
                      Shareholder Servicing: 888-861-7556

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $8,000 for 2004 and $8,000 for 2003.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2004 and $2,000 for 2003.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2004 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Chase Mid-Cap Growth Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2003.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        October 25, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         October 25, 2005


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                               Chief Financial Officer
                                (principal financial officer)

Date:         October 25, 2005


* Print the name and title of each signing officer under his or her signature.